CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY	Total USD ($)	Total CNY	Ordinary shares USD ($)	Ordinary shares CNY	Additional paid-in capital USD ($)	Additional paid-in capital CNY	Statutory reserves USD ($)	Statutory reserves CNY	Accumulated other comprehensive income USD ($)	Accumulated other comprehensive income CNY	Retained earnings (deficit) USD ($)	Retained earnings (deficit) CNY	Equity attributable to The9 limited USD ($)	Equity attributable to The9 limited CNY	Noncontrolling interest USD ($)	Noncontrolling interest CNY
Beginning Balance at Dec. 31, 2008		2,719,242,038		2,190,645		2,128,607,581		24,836,354		13,643,131		549,964,327		2,719,242,038		0
Beginning Balance (in shares) at Dec. 31, 2008				26,817,688
Net loss		(409,931,633)		0		0		0		0		(405,152,407)		(405,152,407)		(4,779,226)
Transfer to earnings of other-than-temporary impairment loss on available-for-sale investment		(13,643,131)		0		0		0		(13,643,131)		0		(13,643,131)		0
Currency translation adjustments		0
Comprehensive loss		(423,574,764)												(418,795,538)		(4,779,226)
Issuance of noncontrolling interest		3,094,220		0		0		0		0		0		0		3,094,220
Dividend distribution		(201,028,477)		0		0		0		0		(201,028,477)		(201,028,477)		0
Issuance of ordinary shares from stock option exercise (in shares)				29,067
Issuance of ordinary shares from stock option exercise		1,460,883		1,985		1,458,898		0		0		0		1,460,883		0
Repurchase and retirement of ADSs (in shares)				(1,725,110)
Repurchase and retirement of ADSs		(156,980,596)		(140,918)		(127,927,178)		0		0		(28,912,500)		(156,980,596)		0
Employee share based compensation (in shares)				0
Employee share based compensation		71,236,297		0		70,234,857		0		0		0		70,234,857		1,001,440
Appropriations to statutory reserves		0		0		0		3,235,628		0		(3,235,628)		0		0
Conversion of a loan into equity of a VIE subsidiary		0		0		(2,757,183)		0		0		0		(2,757,183)		2,757,183
Ending Balance at Dec. 31, 2009		2,013,449,601		2,051,712		2,069,616,975		28,071,982		0		(88,364,685)		2,011,375,984		2,073,617
Ending Balance (in shares) at Dec. 31, 2009				25,121,645
Net loss		(518,710,723)		0		0		0		0		(499,611,594)		(499,611,594)		(19,099,129)
Transfer to earnings of other-than-temporary impairment loss on available-for-sale investment		0
Currency translation adjustments		(2,511,883)		0		0		0		(2,096,698)		0		(2,096,698)		(415,185)
Comprehensive loss		(521,222,606)												(501,708,292)		(19,514,314)
Recognition of noncontrolling interest from an acquisition		15,417,870		0		0		0		0		0		0		15,417,870
Issuance of ordinary shares from stock option exercise (in shares)				2,502
Issuance of ordinary shares from stock option exercise		85,004		166		84,838		0		0		0		85,004		0
Employee share based compensation (in shares)				0
Employee share based compensation		30,179,917		0		27,864,312		0		0		0		27,864,312		2,315,605
Purchase of shares of a subsidiary from holders of noncontrolling interest (in shares)				0
Purchase of shares of a subsidiary from holders of noncontrolling interest		(598,739)		0		523,586		0		0		0		523,586		(1,122,325)
Dissolution of two VIEs		(2,100,946)		0		0		0		0		0		0		(2,100,946)
Capital contribution to subsidiaries attributable to noncontrolling interest		0		0		(6,981,392)		0		0		0		(6,981,392)		6,981,392
Issuance of shares by a subsidiary upon exercise of stock options (in shares)				0
Issuance of shares by a subsidiary upon exercise of stock options		6,666		0		5,564		0		0		0		5,564		1,102
Ending Balance at Dec. 31, 2010		1,535,216,767		2,051,878		2,091,113,883		28,071,982		(2,096,698)		(587,976,279)		1,531,164,766		4,052,001
Ending Balance (in shares) at Dec. 31, 2010				25,124,147
Net loss	(49,758,649)	(313,175,960)		0		0		0		0		(284,329,931)		(284,329,931)		(28,846,029)
Transfer to earnings of other-than-temporary impairment loss on available-for-sale investment	0	0
Currency translation adjustments	(683,973)	(4,304,857)		0		0		0		(3,871,358)		0		(3,871,358)		(433,499)
Comprehensive loss	(50,442,622)	(317,480,817)												(288,201,289)		(29,279,528)
Issuance of noncontrolling interest		2,395,000		0		0		0		0		0		0		2,395,000
Issuance of ordinary shares from stock option exercise (in shares)				61,474
Issuance of ordinary shares from stock option exercise		716,873		3,920		712,953		0		0		0		716,873		0
Repurchase and retirement of ADSs (in shares)				(728,816)
Repurchase and retirement of ADSs		(21,087,153)		(59,431)		(21,027,722)		0		0		0		(21,087,153)		0
Employee share based compensation		53,271,520		0		51,358,820		0		0		0		51,358,820		1,912,700
Purchase of shares of a subsidiary from holders of noncontrolling interest (in shares)				0
Purchase of shares of a subsidiary from holders of noncontrolling interest		(1,205,640)		0		1,565,749		0		0		0		1,565,749		(2,771,389)
Capital contribution to subsidiaries attributable to noncontrolling interest		0		0		(12,741,104)		0		0		0		(12,741,104)		12,741,104
Issuance of shares by a subsidiary upon exercise of stock options (in shares)				0
Issuance of shares by a subsidiary upon exercise of stock options		4,619		0		4,044		0		0		0		4,044		575
Ending Balance at Dec. 31, 2011	$ 198,895,942	1,251,831,169	$ 317,191	1,996,367	$ 335,401,996	2,110,986,623	$ 4,460,189	28,071,982	$ (948,229)	(5,968,056)	$ (138,595,499)	(872,306,210)	$ 200,635,648	1,262,780,706	$ (1,739,706)	(10,949,537)
Ending Balance (in shares) at Dec. 31, 2011			24,456,805